Investments - Revenue Recognized from Investment Portfolio (Parenthetical) (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Investments [Abstract]
Property tax tenant reimbursement revenue	$ 252,000	$ 1,000,000	$ 1,100,000	$ 3,200,000	$ 3,300,000	$ 3,300,000	$ 4,500,000	$ 3,100,000
Variable lease revenue	$ 24,000	$ 227,000	$ 385,000	$ 1,000,000	$ 921,000	$ 1,000,000	$ 1,300,000	$ 1,000,000